Shareholder Report, Average Annual Return (Details) LMZ0700_Franklin Multi-Asset Variable Conservative Growth Fund_Class II_TSR Annual {Class II}		12 Months Ended	60 Months Ended	102 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class II
Average Annual Return, Percent		12.50%	6.43%	7.09%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		17.15%	13.15%	14.10%
Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Average Annual Return, Percent	[1]	13.27%	5.71%	7.18%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		7.30%	(0.36%)	1.71%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent		17.37%	13.59%	14.49%

[1]
†	The Fund’s Composite Benchmark is comprised of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg U.S. Aggregate Index and 7% Bloomberg U.S. High Yield—2% Issuer Cap Index.